Expense Example - Defiance Leveraged Long + Income MSTR ETF [Member]	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	$ 439